Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved and authorized for issue by the Board of Directors (the “Board”) on June 18, 2019.

Basis of Measurement and Comparative Figures

The consolidated financial statements have been prepared on an accrual basis and under the historical cost basis except for certain assets and liabilities initially recognized in connection with business combinations.

Certain figures have been reclassified to conform to the current year presentation.

Principles of Consolidation

Principles of consolidation

Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed or has the right to variable returns from its relationship with the entity and is able to affect those returns through its power over the activities of the entity. The subsidiaries’ financial statements are included in these consolidated financial statements from the date of commencement of control until the date that control ceases.

Subsidiaries’ accounting policies have been adjusted, when necessary, to align with the policies adopted by the Group.

2.	Summary of Significant Accounting Policies (Cont’d)

All intercompany balances and transactions, and any unrealized income and expenses arising from intra-company transactions, are eliminated on consolidation.

These consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. All subsidiaries have a reporting date of March 31. The Company’s primary subsidiaries are as follows:

		2019	2018
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya Consulting SAS	France	100%	100%
Pro2p Services Conseils Inc.	Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	-
Alithya Financial Solutions, Inc.	Delaware, USA	100%	-
Alithya Ranzal LLC	Delaware, USA	100%	-
Alithya Zero2Ten, Inc.	Delaware, USA	100%	-
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	-
Zero2Ten EMEA Limited	United Kingdom	100%	-
Alithya Solutions Canada Inc.	Canada	100%	-

Business Combinaison

Business combinations

The Group accounts for its business combinations using the acquisition method. Under this method the consideration transferred is measured at fair value. Acquisition-related and integration costs associated with the business combination are expensed as incurred. The Group recognizes goodwill as the excess of the cost of the acquisition over the net identifiable tangible and intangible assets acquired and liabilities assumed at their acquisition-date fair values and any non-controlling interest in the acquiree. The fair value allocated to tangible and intangible assets acquired and liabilities assumed are based on management’s assumptions, including assumptions that would be made by market participants, acting in their economic best interest. These assumptions include the future expected cash flows arising from the intangible assets identified. The preliminary goodwill recognized is composed of the future economic value associated to acquired work force and any identified synergies with the Group’s operations which are primarily due to reduction of costs and new business opportunities. The determination of fair value involves making estimates relating to acquired intangible assets, property and equipment, litigation, provision for estimated losses on revenue-generating contracts, other onerous contracts, tax and other contingency reserves. Estimates include the forecasting of future cash flows and discount rates. Subsequent changes in fair values are adjusted against the cost of acquisition, if they qualify as measurement period adjustments. The measurement period is the period between the date of acquisition and the date where all significant information necessary to determine the fair values is available, not to exceed 12 months. All other subsequent changes are recognized in the consolidated statements of operations.

Translation of Foreign Currencies

translation of foreign currencies

The Group’s consolidated financial statements are presented in Canadian dollars, which is also the parent company’s functional currency. Each entity in the group determines its own functional currency and items included in the consolidated financial statements of each entity are measured using that functional currency. Functional currency is the currency of the primary economic environment in which the entity operates.

Foreign currency transactions and balances

Revenue, expenses and non-monetary assets and liabilities denominated in foreign currencies are recorded at the rate of exchange prevailing at the transaction date, except for non-monetary items measured at fair value, which are translated using the exchange rates at the date when the fair value was determined. Monetary assets and liabilities denominated in foreign currencies are translated at exchange rates prevailing at the reporting date. Unrealized and realized translation gains and losses, resulting from the settlement of such transactions and from the remeasurement of monetary items denominated in foreign currency, are reflected in the consolidated statements of operations.

Foreign operations

In the Group’s consolidated financial statements, all assets, liabilities and transactions of Group entities with a functional currency other than the Canadian dollars are translated into Canadian dollars upon consolidation. The functional currencies of entities within the Group have remained unchanged during the reporting period. On consolidation, assets and liabilities have been translated into Canadian dollars at the closing rate at the reporting date. Goodwill and fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Canadian dollars at the closing rate. Revenue and expenses have been translated into Canadian dollars at the average rate over the reporting period. Exchange differences are charged or credited to other comprehensive income and recognized in the currency translation reserve in equity. On disposal of a foreign operation, the related cumulative translation differences recognized in equity are reclassified to the consolidated statements of operations and are recognized as part of the gain or loss on disposal.

Segmented Reporting

Segmented Reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to the transactions with any of the Group’s other segments.

Based on the information received and the analyzed by the decision-makers on a regular basis, the Group has determined that it has a single reportable segment. Within this single reportable segment, results can be analyzed by geographic location (Canada, United States and Europe) and major service category (System integration and consulting services, Payrolling services and Software revenue).

Revenue Recognition, Unbilled Revenue And Deferred Revenue

Revenue Recognition, Unbilled Revenue and Deferred Revenue

The Group generates revenue principally through the provision of consulting services in the areas of information technology including systems implementation and strategy. These services are provided under arrangements with varying pricing mechanisms.

2.	Summary of Significant Accounting Policies (Cont’d)

To determine whether to recognize revenue, the Group follows a 5-step process:

•	Identifying the contract with a customer;
•	Identifying the performance obligations;
•	Determining the transaction price;
•	Allocating the transaction price to the performance obligations;
•	Recognizing revenue when/as performance obligation(s) are satisfied.

The total transaction price for a contract is allocated amongst the various performance obligations based on their relative stand-alone selling prices. Revenue is recognized either at a point in time or over time, when (or as) the Group satisfies performance obligations by transferring the promised goods or services to its customers.

The Group recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as other liabilities in the statement of financial position. Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognizes either a contract asset or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.

Certain of the Group’s arrangements may include client acceptance clauses. Each clause is analyzed to determine whether the earnings process is complete when the service is performed. Formal client sign-off is not always necessary to recognize revenue, provided that the Group objectively demonstrates that the criteria specified in the acceptance provisions are satisfied. Some of the criteria reviewed include historical experience with similar types of arrangements, whether the acceptance provisions are specific to the client or are included in all arrangements, the length of the acceptance term and historical experience with the specific client.

Time and materials arrangements - Revenue from consulting services and systems implementations under time and materials arrangements is recognized as the services are rendered.

Fixed-fee arrangements - Revenue from consulting services and systems implementations under fixed-fee arrangements where the outcome of the arrangements can be estimated reliably is recognized using the percentage-of-completion method over the service periods. The Group primarily uses labour costs or labour hours to measure the progress towards completion. This method relies on estimates of total expected labour costs or total expected labour hours to complete the service, which are compared to labour costs or labour hours incurred to date, to arrive at an estimate of the percentage of revenue earned to date. Management regularly reviews underlying estimates of total expected labour costs or hours. If the outcome of an arrangement cannot be estimated reliably, revenue is recognized to the extent of arrangement costs incurred that are likely to be recoverable.

Unbilled revenue and deferred revenue - Amounts recognized as revenue in excess of billings are classified as unbilled revenue. Amounts received in advance of the performance of services are classified as deferred revenue.

Retainer based arrangements - The client pays a recurring fee in exchange for a monthly recurring service (typically support). The revenue for these arrangements is recognized over time (using an hours-based input method). Revenue recognition over time is based on customer simultaneously receiving and consuming the benefit of the services provided.

Estimated losses on revenue-generating contracts - Estimated losses on revenue-generating contracts may occur due to additional contract costs which were not foreseen at the inception of the contract. Contract losses are measured at the amount by which the estimated total costs exceed the estimated total revenue from the contract. The estimated losses on revenue-generating contracts are recognized in the period when it is determined that a loss is probable. The expected loss is first applied to impair the related capitalized contract costs, if any, with the excess recorded in accounts payable and accrued liabilities. Management regularly reviews arrangement profitability and underlying estimates.

2.	Summary of Significant Accounting Policies (Cont’d)

Software revenue - Software revenue is generated from the resale of certain third-party off-the-shelf software and maintenance. The majority of the software sold by the Group is delivered electronically. For software that is delivered electronically, the Group considers transfer of control to have occurred when the customer either (a) takes possession of the software via a download (that is, when the customer takes possession of the electronic data on its hardware), or (b) has been provided with access codes that allow the customer to take immediate possession of the software on its hardware pursuant to an agreement or purchase order for the software. In all instances, the resale of third-party software and maintenance is recorded on a net basis. Group created software, and the associated maintenance, is reported on a gross basis, however it is immaterial in all periods presented.

Third party software and maintenance revenue are recognized upon delivery of the software, as all related warranty and maintenance is performed by the primary software vendor and not the Group.

The Group enters into arrangements with multiple performance obligations which typically include software, post-contract support (or maintenance), and consulting services. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis. The Group has determined standalone selling price for each of the performance obligations in connection with the evaluation of arrangements with multiple performance obligations. The Group has established standalone selling price for consulting services based on a stated and consistent rate per hour range in standalone transactions. The Group has established standalone selling price for software through consistent stated rates for software components. The Group has established standalone selling price for maintenance based on observable prices for standalone renewals.

Lease Revenue - Rental income, including contingent rent, from operating leases is recognized over the term of the contract and is reflected in revenue. Contingent rent may arise when payments due under contracts are not fixed in amount but vary based on future amount of usage.

Financial Instruments

FINANCIAL INSTRUMENTS

Recognition and Derecognition

Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the financial instrument.

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.

2.	Summary of Significant Accounting Policies (Cont’d)

Classification and Initial Measurement of Financial Assets

Except for those accounts receivables and other receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).

Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:

•	amortized cost
•	fair value through profit or loss (FVTPL)
•	fair value through other comprehensive income (FVOCI).

In the periods, presented the Company does not have any financial assets categorized as FVOCI or FVTPL.

The classification is determined by both:

•	the entity’s business model for managing the financial asset
•	the contractual cash flow characteristics of the financial asset.

All income and expenses relating to financial assets that are recognized in profit or loss presented within financial expense, except for impairment of accounts receivables and other receivables, which is presented within selling, general and administrative expenses.

Subsequent measurement of financial assets

Financial assets at amortized cost

Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):

•	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows;
•	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash, restricted cash, short-term deposits and accounts receivable and other receivables fall into this category of financial instruments.

Impairment of financial assets

IFRS 9’s impairment requirements use more forward-looking information to recognize expected credit losses – the ‘expected credit loss (ECL) model’. This replaces IAS 39’s ‘incurred loss model’. Instruments within the scope of the new requirements included loans and other debt-type financial assets measured at amortized cost and FVOCI, accounts receivables and other receivables recognized and measured under IFRS 15 and loan commitments and some financial guarantee contracts (for the issuer) that are not measured at fair value through profit or loss.

2.	Summary of Significant Accounting Policies (Cont’d)

Recognition of credit losses is no longer dependent on the Group first identifying a credit loss event. Instead the Group considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

In applying this forward-looking approach, a distinction is made between:

•	financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’) and
•	financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).

‘Stage 3’ would cover financial assets that have objective evidence of impairment at the reporting date.

‘12-month expected credit losses’ are recognized for the first category while ‘lifetime expected credit losses’ are recognized for the second category. Measurement of the expected credit losses is determined by a probability-weighted estimate of credit losses over the expected life of the financial instrument.

Previous Financial Asset Impairment under IAS 39

In the prior year, the impairment of accounts receivables and other receivables was based on the incurred loss model. Individually significant receivables were considered for impairment when they were past due or when other objective evidence was received that a specific counterparty will default. Receivables that were not considered to be individually impaired were reviewed for impairment in groups, which are determined by reference to the industry and region of the counterparty and other shared credit risk characteristics. The impairment loss estimate was then based on recent historical counterparty default rates for each identified group.

Accounts Receivable and Other Receivables

The Group makes use of a simplified approach in accounting for accounts receivable and other receivables and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Group uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.

The Group assesses impairment of accounts receivables and other receivables on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the days past due.

Classification and measurement of financial liabilities

The Group’s financial liabilities include line of credit, accounts payable and accrued liabilities and long-term debt.

Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss.

Subsequently, financial liabilities are measured at amortized cost using the effective interest method and financial liabilities designated at FVTPL, which are carried subsequently at fair value with gains or losses recognized in profit or loss (other than derivative financial instruments that are designated and effective as hedging instruments).

2.	Summary of Significant Accounting Policies (Cont’d)

All interest-related charges and, if applicable, changes in an instrument’s fair value are reported in the consolidated statements of operations within financial expenses.

Transaction Costs

Transaction costs related to financial assets classified as fair value through profit and loss are expensed as incurred. Transaction costs related to loans and receivables and liabilities are considered as part of the carrying value of the asset or liability and are then amortized over the expected life of the instrument using the effective interest rate method.

Financial Income and Expenses

Financial income includes interest income on cash and short-term deposits. Interest income is recognized as it accrues in earnings, using the effective interest method. Financial expenses include interest expense on borrowings, effective interest on non-interesting bearing vendor financing arising from business combinations, amortization of unwinding of the discount on provisions, impairment losses recognized on financial assets and other interest and bank charges.

Earnings per Share

Earnings per share

Basic earnings (loss) per share is calculated by dividing the net earnings (loss) attributable to the common shareholders by the weighted average number of common shares outstanding during the period, including the effect of stock options exercised and deferred share units. The net earnings (loss) attributable to the common shareholders corresponds to the net earnings (loss) adjusted by deducting earnings allocated to preferred shares.

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the weighted average number of additional common shares that would have been outstanding assuming the conversion of all dilutive potential equity instruments.

Dilutive potential outstanding stock options include the total number of additional common shares that would have been issued by the Company assuming stock options with exercise prices below the average market price for the year were exercised and reduced by the number of shares that the Company could have repurchased if it had used the assumed proceeds from the exercise of stock options to repurchase them on the open market at the average share price for the period.

Common shares include the Subordinate Voting Shares and Multiple Voting Shares (as defined further herein) starting November 1, 2018 and Class A and Class AA shares prior to November 1, 2018.

Restricted Cash

Restricted Cash

Restricted cash represents amounts held in trust as required by contractual obligations arising from business acquisitions. Restricted cash that is not expected to become unrestricted within the next twelve months is included in non-current assets on the statements of financial position.

Government Assistance - Tax Credits

Government Assistance - Tax Credits

A subsidiary is eligible for tax credits for the development of e-business from the Quebec Provincial government. These tax credits are accounted for as government assistance, following the income approach. Under this method, tax credits are recorded when there is reasonable assurance that the assistance will be received and that the subsidiary will comply with all relevant conditions. Tax credits related to operating expenditures are then recorded as a reduction of the related expense and recognized in the period in which the related expenditures are charged to operations. Tax credits related to capital expenditures are recorded as a reduction of the cost of the related asset.

The tax credits recorded are based on management's best estimates of amounts expected to be received and are subject to audit by the tax authorities.

The ultimate tax treatment is only determinable once a notice of assessment is issued by the relevant taxation authority and payment has been received. Any differences arising between the final resolution and the original assumptions made may result in adjustments to the tax credits receivable and income tax expense in subsequent periods.

Property and Equipment ("P&E")

PROPERTY AND EQUIPMENT (“P&E”)

Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

The residual value, depreciation method and useful life of each asset are reviewed at least once a year, at the reporting date.

Lease

Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Lease payments under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term. Operating lease incentives, typically for premises, are recognized as a reduction in the rental expense over the lease term and recorded on the statements of financial position as deferred lease inducements.

Intangible Assets
2.	Summary of Significant Accounting Policies (Cont’d)

Intangibles

Intangible assets consist mainly of customer relationships, non-compete agreements, internal-use business solutions and software licenses and tradenames. Internal use business solutions and software licenses (“Software”) are recorded at cost. In addition, internal-use business solutions developed internally are capitalized when they meet specific capitalization criteria related to technical and financial feasibility and when the Group demonstrates its ability and intention to use them. Amortization of internal-use business solutions commences once the solution is available for use. Customer relationships, internal-use business solutions and software licenses acquired through business combinations are initially recorded at their fair value. The Group amortizes its intangible assets using the straight-line method over their estimated useful lives, as follows

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

The residual value, depreciation method and useful life of each asset are reviewed at least once a year, at the reporting date.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the Group's share of the net identifiable assets of the acquired subsidiary at the date of acquisition and it is measured net of accumulated impairment losses. Goodwill is not amortized, but instead tested for impairment annually, or more frequently, should events or changes in circumstances indicate that the goodwill may be impaired.

Impairment of P&E, Intangible Assets and Goodwill

Impairment of P&E, intangibles and goodwill

Timing of impairment testing

The carrying amounts of the Group's P&E, intangible assets and goodwill are reviewed for impairment when events or changes in circumstances indicate that the carrying value may be impaired. At each reporting date, the Group assesses whether there is any indication of impairment. If any such indication exists, then the asset's recoverable amount is estimated. For goodwill, and intangible assets that have indefinite useful lives or that are not yet available for use, the impairment is tested at least annually, typically as at March 31.

2.	Summary of Significant Accounting Policies (Cont’d)

Impairment testing

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the "cash-generating unit", or "CGU"). For the purposes of goodwill impairment testing, goodwill acquired in a business combination is allocated to the CGU, or the group of CGUs, that is expected to benefit from the synergies of the combination. This allocation is subject to an operating segment ceiling test and reflects the lowest level at which that goodwill is monitored for internal reporting purposes. An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in consolidated earnings. Impairment losses recognized in respect of CGUs that include goodwill are allocated first to reduce the carrying amount of any goodwill allocated to the units, and then to reduce the carrying amounts of the other assets in the unit (group of units) on a pro rata basis not beyond the highest of:

•	The fair value less costs of disposal; and
•	Value in use of the individual asset, if determinable.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Provision

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Group’s provisions may consist of liabilities for leases of premises that the Group has vacated, litigation and claim provisions arising in the ordinary course of business and decommissioning liabilities for operating leases of office buildings. The Group may record restructuring provisions related to business combinations and termination of employment costs incurred as part of the Group's productivity improvement initiatives. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Provisions are discounted using a current pre-tax rate when the impact of the time value of money is material. The increase in the provision due to the passage of time is recognized as a finance cost. The Group accrues provisions for onerous leases, which consist of estimated costs associated with vacated premises. The provisions reflect the present value of lease payments in excess of the expected sublease proceeds on the remaining term of the lease. The accrued litigation and legal claim provisions are based on historical experience, current trends and other assumptions that are believed to be reasonable under the circumstances. Estimates include the period in which the underlying cause of the claim occurred and the degree of probability of an unfavourable outcome.

In the case of decommissioning liabilities pertaining to operating leases of buildings where certain arrangements require premises to be returned to their original state at the end of the lease term, the provision is determined using the present value of the estimated future cash outflows.

Restructuring provisions, consisting primarily of severance, are recognized when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs, appropriate timelines and has been communicated to those affected by it.

Income Taxes

Income Taxes

Income taxes are accounted for using the liability method of accounting.

Current income taxes are recognized with respect to the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the reporting date. Deferred income tax assets and liabilities are determined based on deductible or taxable temporary differences between the amounts reported for financial statement purposes and tax values of the assets and liabilities using enacted or substantively enacted tax rates that will be in effect for the year in which the differences are expected to be recovered or settled. Deferred income tax assets and liabilities are recognized in earnings, other comprehensive income or in equity based on the classification of the item to which they relate.

Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Share Capital

Share Capital

Common shares and preferred shares that are not redeemable or are redeemable only at the Group's option are classified as equity. Incremental costs directly attributable to the issue of common and preferred shares and stock options are recognized as a deduction from equity, net of any tax effects. Dividends payable by the Company to its common and preferred shareholders, which are determined at the discretion of the Board and in accordance with the terms of each category of preferred shares (Notes 11), are recorded when declared. Dividends on common and preferred shares are recognized as distributions within equity. When share capital recognized as equity is repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from share capital for the shares' assigned value, any excess being allocated to contributed surplus to the extent that contributed surplus was created by a net excess of proceeds over cost on cancellation or resale of shares of the same class (charged to retained earnings if no contributed surplus for the same class of shares exists), and any discount being assigned to contributed surplus. Repurchased shares are made available to eligible employees for purchase at the price (fair value) then in effect, in the context of the share purchase plan described in Note 11.

Share Based Compensation Plans

Share-Based Compensation Plans

Share purchase plan

The Company operates a share purchase plan for eligible employees of the Company and its subsidiaries. Under this plan, the Group matches the contributions made by employees up to a maximum percentage of the employee's salary. The Group’s contributions to the plan are recognized in salaries within cost of revenues and selling, general and administrative.

Long-term incentive plan

The Company operates a long-term incentive plan for eligible employees and directors of the Company and its subsidiaries which provides for various types of awards.

Stock options

Stock option expense is based on the grant date fair value of the stock option expected to vest over the vesting period. Forfeitures are estimated at the time of the grant and are included in the measurement of the expense and are subsequently adjusted to reflect actual events. For stock options with graded vesting, the fair value of each tranche is recognized on a straight-line basis over its vesting period.

Any consideration paid by participants on exercise of stock options is credited to capital stock together with any related share-based compensation expense originally recorded in contributed surplus. If the amount of the tax deduction (or estimated future tax deduction) exceeds the amount of the related cumulative remuneration expense for stock options, this indicates that the tax deduction relates not only to remuneration expense but also to an equity item. In this situation, the Company recognizes the excess of the associated current or deferred tax to contributed surplus prior to an award being exercised, and any such amounts are transferred to capital stock upon exercise of the stock options.

Deferred share units (“DSU”)

DSU are settled in common shares of the Company and the expense is based on the grant date fair value of the awards with a corresponding adjustment through contributed surplus.

Significant Management Judgement in Applying Accounting Policies and Estimation Uncertainty

Significant Management Judgement in Applying Accounting Policies and Estimation Uncertainty

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the amounts reported as assets, liabilities, income and expenses in the consolidated financial statements. Actual results could differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which they occur and in any future periods affected.

2.	Summary of Significant Accounting Policies (Cont’d)

Information related to critical judgements required in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following note:

•	Revenue recognition – please refer to Fixed-fee arrangements;
•	Income taxes (note 10);

Information related to assumptions and estimation uncertainties described below with a significant risk of resulting in material adjustments within the next year are included within the following notes:

•	Tax credits – please refer to GOVERNMENT ASSISTANCE - TAX CREDITS
•	Impairment considerations on long-lived assets and goodwill, particularly future cash flows and cost of capital (notes 5, 6 and 7);
•

Fair value measurement – management uses valuation techniques to determine the fair value of financial instruments and non-financial assets, where active market quotes are not available. These techniques involve the development of estimates and assumptions to determine how a market participant would price the instrument. Management bases its assumptions on observable data to the extent available. In the absence of observable data, management uses the best information available. Estimated fair values may vary from actual prices obtained in an arm’s length transaction at the reporting date.

•	Business combinations and private placement (note 3)
•	Useful lives of depreciable assets (notes 5 and 6)
•	Deferred tax assets (note 10)
•	Share-based compensation (note 11)
•	Provisions (note 8);
•	Contingent liabilities (note 8)

New Standards And Interpretations Adopted

New Standards and Interpretations Adopted as at april 1,, 2018

IFRS 15 – Revenue from Contracts with Customers

IFRS 15, Revenue from Contracts with Customers and related clarifications to IFRS 15 Revenue from Contracts with Customers (hereinafter referred to as “IFRS 15”) replace IAS 18 Revenue, IAS 11 Constructions Contracts and several revenue related interpretations.

The Group has adopted the new accounting standard effective April 1, 2018 using the retrospective method, with the effect of initially applying this standard recognized at the beginning of the earliest period presented and has elected to apply the practical expedient to not apply this standard to contracts which are completed before the beginning of the earliest period presented or April 1, 2017, and the practical expedients for contract modifications (assessing the contracts in combination with any modifications before April 1, 2017).

The adoption of IFRS 15 has mainly affected the Group’s presentation method of its payrolling services from gross reporting to net reporting based on the new criteria for determining whether the Group is a principal or an agent in these transactions.

The following table summarizes the impact of adopting IFRS 15 on the Group’s consolidated financial statements for the years ended March 31, 2018 and 2017. There was no impact on the Group’s consolidated statements of financial position as at March 31, 2018 and the consolidated statements of cash flows and comprehensive loss for the years ended March 31, 2018 and 2017 nor on the Group’s net loss.

Year ended March 31, 2018
	Previously reported	Adjustments	Balance with adoption of IFRS 15
	$	$	$
Revenues	206,666	47,376	159,290
Cost of revenues	(171,973)	(47,376)	(124,597)

Year ended March 31, 2017
	Previously reported	Adjustments	Balance with adoption of IFRS 15
	$	$	$
Revenues	151,932	36,114	115,818
Cost of revenues	(129,013)	(36,114)	(92,899)

IFRS 9 – Financial Instruments

The Group has adopted IFRS 9 – Financial Instruments, as at April 1, 2018. This new standard sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items and introduces an ‘expected credit loss’ (“ECL”) model . This standard replaces IAS 39 – Financial Instruments: Recognition and Measurement.

When adopting IFRS 9, the Group applied transitional relief and opted not to restate prior periods. Differences arising from the adoption of IFRS 9 in relation to classification, measurement, and impairment are recognized in deficit.

2.	Summary of Significant Accounting Policies (Cont’d)

The following table summarizes the classification and measurement of the Group’s consolidated financial instruments accounted as under IFRS 9 – Financial Instruments as compared to the Group’s previous policy in accordance with IAS 39 – Financial Instruments: Recognition and Measurement.

	IAS 39 – March 31, 2018	IFRS 9 – April 1, 2018
Assets
Cash	Loans and receivables	Amortized cost
Short-term deposits	Loans and receivables	Amortized cost
Restricted cash	Loans and receivables	Amortized cost
Accounts receivable and other receivables	Loans and receivables	Amortized cost
Liabilities
Accounts payable and accrued liabilities, excluding accrued compensation, consumption taxes payable and provisions	Amortized cost	Amortized cost
Line of credit	Amortized cost	Amortized cost
Long-term debt	Amortized cost	Amortized cost

IFRS 9 -Financial Instruments also introduced a single expected credit loss impairment model, which is based on changes in credit quality since initial recognition. The Group elected to apply the simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all accounts receivables and other receivables.

To measure the expected credit losses, accounts receivables and other receivables have been grouped based on shared credit risk characteristics. The other assets have substantially all the same risk characteristics as the accounts receivables for the same types of customer. The Group has therefore concluded that the expected loss rates for accounts receivables are a reasonable approximation of the loss rates for other receivables.

The adoption of the expected credit loss impairment model did not have an impact on the Group’s consolidated financial statements.

There have been no changes to the classification or measurement of financial liabilities as a result of the application of IFRS 9.

Future Accounting Standards

Future Accounting Standards

At the date of authorization of these consolidated financial statements, certain new standards, amendments and interpretations, and improvements to existing standards have been published by the IASB but are not yet effective and have not been adopted early by the Group. Management anticipates that all the relevant pronouncements will be adopted in the first reporting period following the date of application. Information on new standards, amendments and interpretations, and improvements to existing standards, which could potentially impact the Group’s consolidated financial statements, are detailed as follows:

IFRS 16 – Leases

IFRS 16 - Leases, which will replace IAS 17 - Leases, introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees, as well as new disclosure requirements. It will result in most leases being recognized on the statement of financial position by lessees as lease liabilities with a corresponding right-of-use asset. IFRS 16 is effective for annual reporting periods beginning on or after January 1, 2019. The Group will adopt IFRS 16 effective April 1, 2019 (hereafter "the initial application date"). The Group is acting as a lessee for its leases.

2.	Summary of Significant Accounting Policies (Cont’d)

Management has performed a review of the new guidance as compared to the Group's current accounting policies, including a review of the various practical expedients and other elections available under the new guidance, an analysis of the Group's significant existing leases for treatment under the new guidance and an analysis estimating the potential impact on the consolidated financial statements. The Group is using the modified retrospective approach for transition and as a result, the Group's March 31, 2019 consolidated financial statements will not be restated. Accordingly, the Group will make use of the practical expedient available on transition to IFRS 16 - Leases not to reassess whether a contract is or contains a lease and the definition of a lease in accordance with IAS 17 - Leases and IFRIC 4 Determining Whether an Arrangement Contains a Lease will continue to apply to those leases entered or modified before April 1, 2019. The Group will apply recognition exemptions across its complete portfolio of leased assets for short-term leases and leases of low value items. Furthermore, the Group will use certain relevant practical expedients available under the modified retrospective approach. Specifically, these include (i) applying a single discount rate to a portfolio of leases with reasonably similar characteristics, (ii) relying on the assessment of whether leases are onerous applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application as an alternative to performing an impairment review, (iii) excluding leases for which the lease term ends within 12 months of the date of initial application, (iv) excluding initial direct costs from the measurement of the right-of-use asset at the date of initial application, and (v) using hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease.

The discount rates are based on market rates as of April 1, 2019, for debt for maturities ranging from 5 to 10 years. As of March 31, 2019, the Group has non-cancellable operating lease commitments of $14.2 million. Of these commitments, approximately $3.6 million relate to short-term and low value leases which will be recognized on a straight-line basis as expense in net loss. The adoption of this new guidance will result in changes to the statement of financial position, including (i) the recognition of approximately $6.0 - $6.6 million in right-of-use assets and (ii) the recognition of approximately $6.0 - $6.6 million in lease liabilities included in borrowings, current and non-current.

Based on the Group's current portfolio of leases, management expects:

•

an increase in cash flows from operating activities and a decrease in cash flows from financing activities, as operating lease payments will be reclassified to financing cash flows as components of interest and lease obligations; and

•

an insignificant change to net loss but with reclassification of amounts between costs within selling, general and administrative expenses and depreciation of right-of-use assets and financial expenses as operating lease costs are reclassified into amortization of the right-of-use assets and interest expense on the related lease obligation.

Conceptual Framework for Financial Reporting

On March 29, 2018, the IASB issued its revised Conceptual Framework for Financial Reporting ("Conceptual Framework"). This replaces the previous version of the Conceptual Framework issued in 2010. The revised Conceptual Framework will be effective on January 1, 2020. Management is currently assessing but has not yet determined the impact of this new standard on the Group’s consolidated financial statements.

Certain other new standards and interpretations have been issued but are not expected to have a material impact on the Group’s consolidated financial statements.